     As filed with the Securities and Exchange Commission on November 5, 1996
                                                     Registration No. 33-57986
     ------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                           ______________________________

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]

                               Pre-Effective Amendment No.  ______         [   ]

                               Post-Effective Amendment No. __12__         [ X ]

                                       and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                               Amendment No. __13__                        [ X ]
                          (Check appropriate box or boxes.)

                                HERITAGE SERIES TRUST
                  (Exact name of Registrant as specified in charter)

                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                 (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area Code: (813) 573-3800

                             STEPHEN G. HILL, PRESIDENT
                                880 Carillon Parkway
                               St. Petersburg, FL 33716
                       (Name and Address of Agent for Service)

                                       Copy to:
                             CLIFFORD J. ALEXANDER, ESQ.
                             Kirkpatrick & Lockhart LLP
                           1800 Massachusetts Avenue, N.W.
                               Washington, D.C.  20036

     It is proposed that this filing will become effective upon filing pursuant to paragraph (b)(1) of Rule 485.

     Registrant has filed a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about November 14, 1995.


                                 Page 1 of ____ Pages
                          Exhibit Index Appears on Page____

                                HERITAGE SERIES TRUST

                          CONTENTS OF REGISTRATION STATEMENT


     This registration document is comprised of the following:

                      Cover Sheet

                      Contents of Registration Statement

                      Cross Reference Sheet

                      Supplement to Prospectus

                      Prospectus - Growth Equity Fund - incorporated by reference herein, as filed with the Securities and Exchange Commission on November 11, 1995, accession number 0000898432-95-000375

                      Supplement to Statement of Additional Information

                      Statement of Additional Information - Growth Equity Fund - incorporated by reference herein, as filed with the Securities and Exchange Commission on November 11, 1995, accession number 0000898432-95-000375

                      Part C of Form N-1A

                      Signature Page

                      Exhibits



     This filing is made to comply with the Growth Equity Fund's undertaking to file financial information within four to six months of commencing operations. No changes are hereby made to the prospectuses and statements of additional information of any other series of the Heritage Series Trust.

                                        HERITAGE SERIES TRUST
                                          GROWTH EQUITY FUND
                                    FORM N-1A CROSS-REFERENCE SHEET


               PART A ITEM NO.                       PROSPECTUS CAPTION
               ---------------                       ------------------



       1.      Cover Page                            Cover Page

       2.      Synopsis                              About the Trust and the Fund; Total Fund
                                                     Expenses; and Performance Information

       3.      Condensed Financial Information       Total Fund Expenses; and Performance
                                                     Information

       4.      General Description of Registrant     Cover Page; Investment Objective, Policies
                                                     and Risk Factors; and Investment Limitations

       5.      Management of the Fund                Cover Page; About the Trust and the Fund;
                                                     and Management of the Fund

       5A.     Management's Discussion of Fund       Not Applicable
               Performance

       6.      Capital Stock and Other               Cover Page; General Information;
               Information                           Investing in the Fund; Dividends and Other
                                                     Distributions; Shareholder Information; and
                                                     Taxes

       7.      Purchase of Securities Being          Net Asset Value; How to Buy Shares; Minimum
               Offered                               Investment Required/Accounts with Low
                                                     Balances; Investment Programs; Alternative
                                                     Purchase Plans; What Class A Shares Will
                                                     Cost; What Class C Shares Will Cost;
                                                     Exchange Privilege; and Distribution Plan

       8.      Redemption or Repurchase              Total Fund Expenses; How to Redeem Shares;
                                                     and Minimum Investment Required/Accounts
                                                     with Low Balances

       9.      Pending Legal Proceedings             Not Applicable






                                                     STATEMENT OF ADDITIONAL
               PART B ITEM NO.                         INFORMATION CAPTION
               ---------------                       ------------------------

       10.     Cover Page                            Cover Page

       11.     Table of Contents                     Table of Contents

       12.     General Information and History       General Information

       13.     Investment Objectives and Policies    Investment Objective and Policies of the
                                                     Fund; and Investment Limitations

       14.     Management of the Fund                Management of the Fund

       15.     Control Persons and Principal         Not Applicable
               Holders of Securities

       16.     Investment Advisory and Other         Investment Adviser and Administrator;
               Services                              Subadviser; Distribution of Shares; and
                                                     Administration of the Fund

       17.     Brokerage Allocation                  Brokerage Practices

       18.     Capital Stock and Other Securities    General Information; and Fund Information

       19.     Purchase, Redemption and Pricing      Net Asset Value; Investing in the Fund; and
               of Securities Being Offered           Redeeming Shares

       20.     Tax Status                            Taxes

       21.     Underwriters                          Distribution of Shares

       22.     Calculation of Performance Data       Performance Information

       23.     Financial Statements                  Not Applicable


     PART C
     ------
              Information required to be included  in Part C is set  forth under
     the  appropriate  item,   so  numbered  in  Part  C  of  this  Registration
     Statement.

                       HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                          Supplement dated November 5, 1996
                      to the Prospectus dated November 2, 1995

              The following is to be inserted prior to the section titled "Investment Information" on page 2:

                                FINANCIAL HIGHLIGHTS
                   For the Period November 16, 1995 (Commencement
                           of Operations) to April 30, 1996
                                     (unaudited)

              The   following  table   includes  selected   data  for   a  share
     outstanding  throughout  the  period  and  other  performance   information
     derived from the financial statements.

                                                                     Class A        Class C
                                                                     -------        -------


       Net asset value, beginning of the period  . . . . . .          $14.29         $14.29
                                                                      ------         ------

       Income from Investment Operations:
        Net investment loss(a)   . . . . . . . . . . . . . .           (.01)          (.06)
        Net realized and unrealized gain on investments  . .            1.36           1.36
                                                                       -----          -----

       Total from investment operations  . . . . . . . . . .            1.35           1.30
                                                                       -----          -----

       Net asset value, end of the period  . . . . . . . . .          $15.64         $15.59
                                                                      ======         ======

       Total Return (%)(c)(d)  . . . . . . . . . . . . . . .            9.45           9.10

       Ratios (%)/and Supplemental Data:

        Ratio of operating expenses, net to average daily
               net assets(a)(b)  . . . . . . . . . . . . . .           1.65%          2.40%

        Ratio of net investment income to average daily
               net assets(b)   . . . . . . . . . . . . . . .          (.08)%         (.87)%

        Portfolio turnover rate(c)   . . . . . . . . . . . .             15%            15%

        Average commission rate on portfolio transactions  .          $.0600         $.0600

        Net assets, end of period ($ millions)   . . . . . .               8              3

     --------------------

     (a) Excludes management fees waived and expenses reimbursed by the Manager of $.11 per share for a Class A share and a Class C share, respectively. The operating expense ratios for Class A shares and Class C shares including such items would be 3.23% and 3.98%, (annualized), respectively.
     (b)      Annualized.
     (c)      Not annualized.
     (d)      Does not reflect the imposition of a sales charge.

              The  following  paragraph   should  replace  the  paragraph under
     the section titled "Heritage New Asset Value ("NAV") Transfer Program" on page 10:

              Class A shares of the Fund may be sold at net asset value without any sales load under the Manager's NAV Transfer Program. To qualify for the NAV Transfer Program, you must provide adequate proof that you recently redeemed shares from a load or no-load mutual fund other than a Heritage Mutual Fund or any money market fund. To provide adequate proof you must complete a qualification form and provide a statement showing the value liquidated from the other mutual fund within time parameters set by the Manager. In addition, shares of the other fund must have been liquidated no more than 90 days prior to the purchase of shares of a Heritage Mutual Fund.

     Incorporated by reference herein is the definitive prospectus for the Heritage Series Trust-Growth Equity Fund, which was filed with the Securities and Exchange Commission on November 11, 1995, accession number 0000898432-95-000375 pursuant to Rule 497(c).

                       HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                          Supplement dated November 5, 1996
                      to the Statement of Additional Information
                                dated November 2, 1995


       The attached unaudited financial statements for the period November 16, 1995 to April 30, 1996 are to be inserted following section "Appendix" on page A-2. These financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC") and according to generally accepted accounting principles and reflect all adjustments consisting of normal recurring adjustments, which in the opinion of management, are necessary for a fair presentation of investments, net assets, results of operations, changes in net assets and financial highlights for the period presented.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1996
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
      SHARES                                                                                                VALUE
------------------                                                                                       -----------
COMMON STOCKS--94.3%(A)
   ADVERTISING/COMMUNICATIONS--3.2%
             7,500  Omnicom Group, Inc. ...............................................................  $   325,312
                                                                                                         -----------
   BANKING--6.1%
             4,000  BankAmerica Corporation............................................................      303,000
             4,000  NationsBank Corporation............................................................      319,000
                                                                                                         -----------
                                                                                                             622,000
                                                                                                         -----------
   BEVERAGES--6.3%
             4,000  The Coca-Cola Company..............................................................      326,000
             5,000  PepsiCo, Inc. .....................................................................      317,500
                                                                                                         -----------
                                                                                                             643,500
                                                                                                         -----------
   BUILDING--3.3%
             5,000  Illinois Tool Works, Inc. .........................................................      336,250
                                                                                                         -----------
   COSMETICS/TOILETRIES--5.4%
             6,000  Estee Lauder Companies, Class "A"..................................................      219,750
             6,000  Gillette Company...................................................................      324,000
                                                                                                         -----------
                                                                                                             543,750
                                                                                                         -----------
   DATA PROCESSING--5.3%
             5,000  Cisco Systems, Inc. ...............................................................      259,375
             5,000  General Motors Corporation, Class "E"(c)...........................................      281,875
                                                                                                         -----------
                                                                                                             541,250
                                                                                                         -----------
   ELECTRONICS/ELECTRIC--3.8%
             5,000  General Electric Company...........................................................      387,500
                                                                                                         -----------
   FINANCE--12.0%
             6,500  American Express Company...........................................................      315,250
             3,500  Federal Home Loan Mortgage Corporation.............................................      291,812
            10,000  Federal National Mortgage Association..............................................      306,250
             4,000  First Data Corporation.............................................................      304,000
                                                                                                         -----------
                                                                                                           1,217,312
                                                                                                         -----------
   FOOD SERVING--2.4%
             5,000  McDonald's Corporation.............................................................      239,375
                                                                                                         -----------
   HOTELS/MOTELS/INNS--5.1%
             4,000  HFS, Inc. .........................................................................      205,500
             6,500  Marriott International, Inc. ......................................................      316,875
                                                                                                         -----------
                                                                                                             522,375
                                                                                                         -----------
   HOUSEHOLD PRODUCTS--2.9%
             3,500  Procter & Gamble Company...........................................................      295,750
                                                                                                         -----------
   INSURANCE--7.7%
             6,000  Allstate Corporation...............................................................      233,250
             3,000  American International Group, Inc. ................................................      274,125
             4,500  Travelers Group, Inc. .............................................................      276,750
                                                                                                         -----------
                                                                                                             784,125
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1996
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
      SHARES                                                                                                VALUE
------------------                                                                                       -----------
   LEISURE/AMUSEMENT--1.8%
             3,000  The Walt Disney Company............................................................  $   186,000
                                                                                                         -----------
   MINING/DIVERSIFIED--2.3%
             7,500  Barrick Gold Corporation...........................................................      229,687
                                                                                                         -----------
   OFFICE EQUIPMENT--2.6%
             2,500  Hewlett-Packard Company............................................................      264,688
                                                                                                         -----------
   PHARMACEUTICAL--8.2%
             3,000  Johnson & Johnson..................................................................      277,500
             4,000  Merck & Company, Inc. .............................................................      242,000
             4,500  Pfizer, Inc. ......................................................................      309,938
                                                                                                         -----------
                                                                                                             829,438
                                                                                                         -----------
   POLLUTION CONTROL--3.0%
             5,000  Thermo Electron Corporation*.......................................................      308,125
                                                                                                         -----------
   PUBLISHING--2.3%
             3,500  Reuters Holdings PLC, ADR..........................................................      236,688
                                                                                                         -----------
   RETAIL STORES--4.7%
             5,000  Home Depot, Inc. ..................................................................      236,875
             7,500  Walgreen Company...................................................................      240,000
                                                                                                         -----------
                                                                                                             476,875
                                                                                                         -----------
   SERVICES--2.4%
             7,500  CUC International, Inc.*...........................................................      246,563
                                                                                                         -----------
   TELECOMMUNICATIONS--3.5%
             5,000  Lucent Technologies, Inc.*.........................................................      175,625
             4,000  Telecom Argentina S.A., ADR........................................................      181,000
                                                                                                         -----------
                                                                                                             356,625
                                                                                                         -----------
   Total common stocks (cost $8,854,628)...............................................................    9,593,188
                                                                                                         -----------
   REPURCHASE AGREEMENT--5.2%(A)
   Repurchase Agreement with State Street Bank & Trust Company, dated April 30, 1996, @ 5.22%, to be repurchased at $525,076 on May 1, 1996, collateralized by $529,172 United States
   Treasury Notes, 5.625%, due June 30, 1997, (market value $539,164 including interest) (cost
   $525,000)...........................................................................................     $525,000
                                                                                                         -----------
   TOTAL INVESTMENT PORTFOLIO (cost $9,379,628)(b), 99.5%(a)...........................................   10,118,188
   OTHER ASSETS AND LIABILITIES, net 0.5%(a)...........................................................       55,500
                                                                                                         -----------
   NET ASSETS, 100.0%..................................................................................  $10,173,688
                                                                                                          ==========

------------------

  *   Not an income-producing security.
 (a)  Percentages indicated are based on net assets.
 (b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $738,560, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $819,046 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $80,486.
 (c)  On June 10, 1996, General Motors Corporation and Electronic Data Systems
      (EDS) announced that a split-off of EDS from General Motors was completed. Each share of General Motors Class E common stock was exchanged for one share of EDS common stock.

 ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1996
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Assets
-----
Investments, at market value (identified cost $9,379,628) (Note 1).......................                 $10,118,188
Cash.....................................................................................                       2,027
Receivables:
  Fund shares sold.......................................................................                      97,223
  Dividends and interest.................................................................                       8,077
Deferred organization expenses (Note 1)..................................................                      20,174
Deferred state registration expenses (Note 1)............................................                      18,144
                                                                                                          -----------
        Total assets.....................................................................                  10,263,833
Liabilities
--------
Payables (Note 4):
  Fund shares redeemed...................................................................  $    5,187
  Due to Manager.........................................................................      24,819
  Accrued distribution fee...............................................................       3,437
  Other accrued expenses.................................................................      56,702
                                                                                           ----------
        Total liabilities................................................................                      90,145
                                                                                                          -----------
Net assets, at market value..............................................................                 $10,173,688
                                                                                                           ==========
Net Assets
---------
Net assets consist of:
  Paid-in capital........................................................................                 $ 9,489,912
  Accumulated net investment loss (Note 1)...............................................                      (8,953)
  Accumulated net realized loss (Note 1).................................................                     (45,831)
  Net unrealized appreciation on investments.............................................                     738,560
                                                                                                          -----------
Net assets, at market value..............................................................                 $10,173,688
                                                                                                           ==========
Class A Shares
-------------
Net asset value and redemption price per share ($7,636,855 divided by 488,239 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2).........................                      $15.64
                                                                                                                =====

Maximum offering price per share (100/95.25 of $15.64)...................................                      $16.42
                                                                                                                =====
Class C Shares
------------
Net asset value and offering price per share ($2,536,833 divided by 162,764 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2).........................                      $15.59
                                                                                                                =====

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                            STATEMENT OF OPERATIONS
                        FOR THE PERIOD NOVEMBER 16, 1995
                          (COMMENCEMENT OF OPERATIONS)
                               TO APRIL 30, 1996
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income
----------------
Income:
  Dividends..................................................................................               $ 44,883
  Interest...................................................................................                 12,951
                                                                                                            --------
        Total income.........................................................................                 57,834
Expenses (Notes 1 and 4):
  Management fee.............................................................................  $ 27,760
  Custodian/Fund accounting fees.............................................................    24,921
  Professional fees..........................................................................    21,716
  Amortization of state registration expenses................................................    15,126
  Distribution fee (Class A Shares)..........................................................     7,350
  Distribution fee (Class C Shares)..........................................................     7,615
  Reports to shareholders....................................................................     6,500
  Trustees' fees and expenses................................................................     5,000
  Shareholder servicing fee..................................................................     3,394
  Federal registration fee...................................................................     3,272
  Amortization of organization expenses......................................................     2,243
  Insurance..................................................................................       517
                                                                                               --------
        Total expenses before waiver and reimbursement.......................................   125,414
        Fees waived by the Manager (Note 4)..................................................   (27,760)
        Reimbursement from Manager (Note 4)..................................................   (30,867)      66,787
                                                                                               --------     --------
Net investment loss..........................................................................                 (8,953)
                                                                                                            --------
Realized and Unrealized Gain (Loss) on Investments
---------------------------------------
Net realized loss from investment transactions...............................................                (45,831)
Net increase in unrealized appreciation of investments during the period.....................                738,560
                                                                                                            --------
        Net gain on investments..............................................................                692,729
                                                                                                            --------
Net increase in net assets resulting from operations.........................................               $683,776
                                                                                                            ========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  FOR THE PERIOD
                                                                                                 NOVEMBER 16, 1995
                                                                                           (COMMENCEMENT OF OPERATIONS)
                                                                                                 TO APRIL 30, 1996
                                                                                                    (UNAUDITED)
                                                                                           -----------------------------
Increase in net assets:
Operations:
  Net investment loss.....................................................................     $        (8,953)
  Net realized loss from investment transactions..........................................             (45,831)
  Net increase in unrealized appreciation of investments during the period................             738,560
                                                                                                  ------------
  Net increase in net assets resulting from operations....................................             683,776
Increase in net assets from Fund share transactions (Note 2)..............................           9,487,912
                                                                                                  ------------
Increase in net assets....................................................................          10,171,688
Net assets, beginning of period (original capital as of November 16, 1995)................               2,000
                                                                                                  ------------
Net assets, end of period (including accumulated net investment loss of $8,953)...........     $    10,173,688
                                                                                           =============================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                      CLASS A+       CLASS C+
                                                                                     ----------     ----------
NET ASSET VALUE, BEGINNING OF THE PERIOD...........................................    $14.29         $14.29
                                                                                     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss(a)...........................................................      (.01)          (.06)
  Net realized and unrealized gain on investments..................................      1.36           1.36
                                                                                     ----------     ----------
Total from investment operations...................................................      1.35           1.30
                                                                                     ----------     ----------
NET ASSET VALUE, END OF THE PERIOD.................................................    $15.64         $15.59
                                                                                     ===========    ===========
TOTAL RETURN (%)(C)(D).............................................................      9.45           9.10
RATIOS (%)/AND SUPPLEMENTAL DATA:
  Ratio of operating expenses, net to average daily net assets(a)(b)...............      1.65%          2.40%
  Ratio of net investment income to average daily net assets(b)....................      (.08)%         (.87)%
  Portfolio turnover rate(c).......................................................        15%            15%
  Average commission rate on portfolio transactions................................    $.0600         $.0600
  Net assets, end of period ($ millions)...........................................         8              3

---------------

 + For the period November 16, 1995 (commencement of operations) to April 30, 1996.
(a) Excludes management fees waived and expenses reimbursed by the Manager of $.11 per share for Class A and Class C Shares, respectively. The operating expense ratios including such items would be 3.23% and 3.98%, (annualized), respectively.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in four series, the Growth Equity Fund (the "Fund"), the Small Cap Stock Fund, the Value Equity Fund and the Eagle International Equity Portfolio. The Fund currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The financial statements for the Small Cap Fund, Value Equity Fund and Eagle International Equity Portfolio are presented separately. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at cost which, when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Net Realized Gains. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At April 30, 1996, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A and Class C Shares of the Fund during the period November 16, 1995 to April 30,1996 were as follows:

                                                                       CLASS A SHARES                  CLASS C SHARES
                                                                       FOR THE PERIOD                  FOR THE PERIOD
                                                                      NOVEMBER 16, 1995              NOVEMBER 16, 1995
                                                                      (COMMENCEMENT OF                (COMMENCEMENT OF
                                                                       OPERATIONS) TO                  OPERATIONS) TO
                                                                       APRIL 30, 1996                  APRIL 30, 1996
                                                                         (UNAUDITED)                    (UNAUDITED)
                                                                  -------------------------       ------------------------
                                                                    SHARES         AMOUNT          SHARES         AMOUNT
                                                                  ----------     ----------       ---------     ----------
        Shares sold.............................................     519,139     $7,567,698         183,497     $2,713,859
        Shares redeemed.........................................     (30,970)      (472,325)        (20,803)      (321,320)
                                                                  ----------     ----------       ---------     ----------
        Net increase............................................     488,169     $7,095,373         162,694     $2,392,539
                                                                                  =========                      =========
        Shares outstanding:
          Beginning of period...................................          70                             70
                                                                  ----------                      ---------
          End of period.........................................     488,239                        162,764
                                                                   =========                       ========

Note 3: PURCHASES AND SALES OF SECURITIES. For the period ended April 30, 1996, purchases and sales of investment securities (excluding repurchase agreements and short term obligations) aggregated $10,012,846 and $1,112,387, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. ( the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of .75% of the Fund's average daily net assets, computed daily and payable monthly. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. Currently, the Manager has voluntarily agreed to waive its fee and, if necessary reimburse the Fund to the extent that Fund operating expenses exceed 1.65% for Class A Shares and 2.40% for Class C Shares on an annual basis of the Fund's average daily net assets attributable to each class of shares. This agreement is more restrictive than any state expense limitation. Under the Agreement, management fees waived and expenses reimbursed totaled $58,627 during the period ended April 30, 1996. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 1998, the Fund may be required to pay the Manager a portion or all of the waived management fee.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Portfolio. The amount payable to the Manager for such expenses as of April 30, 1996 was $2,400. In addition, the Manager performs Fund Accounting services and charged $17,736 during the current period of which $15,512 was payable as of April 30, 1996.

        The Manager has entered into an agreement with Eagle Asset Management, Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the "Distributor") a fee pursuant to the Class A Distribution Plan of up to 0.35% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets. Under the Class C Distribution Plan the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. The Distributor may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker/dealer at the time of purchase. Such fees are accrued daily and payable monthly. During the period $7,350 and $7,615 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, the Subadviser and the Distributor are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies which are also advised by the Manager (collectively referred to as the Heritage funds). Each Trustee of the Heritage mutual funds that is not an interested person of the Manager receives an annual fee of $8,000, an additional fee of $2,000 for each combined quarterly meeting of the Heritage mutual funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

     Incorporated by reference herein is the definitive statement of additional information for the Heritage Series Trust-Growth Equity Fund, which was filed with the Securities and Exchange Commission on November 11, 1995, accession number 0000898432-95-000375 pursuant to Rule 497(c).

                      HERITAGE SERIES TRUST - GROWTH EQUITY FUND

                              PART C. OTHER INFORMATION
                              -------------------------


     Item 24.    Financial Statements and Exhibits
                 ---------------------------------

                 (a)     Financial  Statements  included  as  a  part   of  this
                         Registration Statement:

                         Included in Part A of the Registration Statement on behalf of Growth Equity Fund: Financial Highlights - Class A shares and Class C shares of Growth Equity Fund for the period November 16, 1995 (commencement of operations) to April 30, 1996.

                         Included in Part B of the Registration Statement on behalf of Growth Equity Fund:

                         Investment Portfolio - April 30, 1996 (unaudited); Statement of Assets and Liabilities - April 30, 1996
                                  (unaudited);
                         Statement  of Operations  for  the  period November 16,
                                  1995 (commencement of operations) to April 30, 1996 (unaudited);
                         Statement  of Changes  in  Net  Assets for  the  period
                                  November   16,   1995  to   April   30,   1996
                                  (unaudited);
                         Financial Highlights (unaudited)
                         Notes to Financial Statements (unaudited);

                 (b)     Exhibits:

                         (1)      Declaration of Trust*

                         (2)      Bylaws*

                         (3)      Voting trust agreement -- none

                         (4)  (a)(i)      Specimen  security  Small  Cap   Stock
                                          Fund Class A**

                              (a)(ii)     Specimen  security  Small  Cap   Stock
                                          Fund Class C**

                              (b)(i)      Specimen  security Value  Equity  Fund
                                          Class A**

                              (b)(ii) Specimen security Value Equity Fund Class C**

                              (c)(i) Specimen security Eagle International Equity Portfolio Eagle Class**

                              (c)(ii) Specimen security Eagle International Equity Portfolio Class A**

                              (c)(iii) Specimen security Eagle International Equity Portfolio Class C**

                              (d)(i) Specimen security Growth Equity Fund Class A**

                              (d)(ii) Specimen security Growth Equity Fund Class C**

                         (5)  (a)(i)      Investment        Advisory         and
                                          Administration Agreement*

                              (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

                              (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

                              (b)         Investment        Advisory         and
                                          Administration    Agreement    between
                                          Eagle  Asset   Management,  Inc.   and
                                          Eagle International Equity Portfolio*

                              (c)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Raymond James & Associates, Inc. relating to Small Cap Stock Fund*

                              (c)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

                              (d)(i) Form of Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Value Equity Fund*

                              (d)(ii) Amended Schedule A relating to the addition of the Small Cap Stock Fund*

                              (d)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

                              (e) Form of Subadvisory Agreement between Eagle Asset Management, Inc. and Martin Currie Inc. relating to Eagle International Equity Portfolio*

                         (6)      Distribution Agreement*

                         (7) Bonus, profit sharing or pension plans -- none

                         (8)      Form of Custodian Agreement*

                         (9)      (a)     Form  of  Transfer Agency  and Service
                                          Agreement*

                                  (b) Form of Fund Accounting and Pricing Service Agreement*

                         (10)     Opinion and consent of counsel***

                         (11)     Accountants' consent -- none

                         (12)     Financial statements  omitted from  prospectus
                                  -- none

                         (13)     Letter of investment intent*

                         (14)     Prototype retirement plan**

                         (15)  (a)(i)     Class A Plan pursuant to Rule 12b-1*

                               (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

                               (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

                               (a)(iv) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

                               (b)(i)     Class C Plan pursuant to Rule 12b-1*

                               (b)(ii) Amended Schedule A relating to the addition of the Growth Equity Fund*

                               (b)(iii) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

                               (c)        Eagle  Class  Plan  pursuant  to  Rule
                                          12b-1*

                         (16)     Performance Computation Schedule:

                                  (a)     Small Cap Stock Fund*

                                  (b)     Value Equity Fund**

                                  (c)     Eagle       International       Equity
                                          Portfolio**

                                  (d)     Growth Equity Fund**

                         (17)     Financial   Data   Schedule   for   Electronic
                                  Filers:

                                   (a)(i)    Growth   Equity  Fund   -  Class  A
                                             (filed herewith)

                                   (a)(ii)   Growth   Equity  Fund   -  Class  C
                                             (filed herewith)

                         (18)     Form of Plan pursuant to Rule 18f-3*

                         * Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement, filed previously on December 1, 1995.

                         **       To be filed by subsequent amendment.

                         ***      Incorporated  by reference to the Trust's Rule
                                  24f-2    Notice,    filed    previously     on
                                  November 14, 1995


     Item 25.    Persons Controlled by or under
                 Common Control with Registrant
                 ------------------------------

                 None.

     Item 26.    Number of Holders of Securities
                 -------------------------------

                                             Number of Record Holders
             Title of Class                     September 30, 1996
             -------------                   ------------------------

     Shares of beneficial interest

       Small Cap Stock Fund
             Class A Shares                             7,579
             Class C Share                              2,179

       Value Equity Fund
             Class A Shares                             1,466
             Class C Shares                               917

       Growth Equity Fund
             Class A Shares                               976
             Class C Shares                               427

       Eagle International
         Equity Portfolio
             Class A Shares                               290
             Class C Shares                               109
             Eagle Class Shares                           303


     Item 27.      Indemnification
                   ---------------

             Article XI, Section 2 of Heritage Series Trust's Declaration of Trust provides that:

        (a)  Subject to  the exceptions and  limitations contained in  paragraph
     (b) below:

             (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

             (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

        (b)  No  indemnification  shall  be  provided  hereunder  to  a  Covered
     Person:

             (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

             (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

        (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

        (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

             (i) such Covered Person shall have provided appropriate security for such undertaking;

             (ii) the Trust is insured against losses arising out of any such advance payments; or

             (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

             According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

             Article XII, Section  2 provides that, subject to the provisions of
     Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

             Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust, on behalf of Growth Equity Fund, and Eagle Asset Management, Inc. ("Eagle"), provides that Eagle shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust or any Portfolio in connection with the matters to which the Advisory Agreement relate except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

             Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between Eagle and Martin Currie Inc. ("Martin Currie") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of Martin Currie, or reckless disregard of its obligations and duties under the Subadvisory Agreement, Martin Currie shall not be subject to any liability to Eagle, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

             Paragraph 7 of the Distribution Agreement between the Trust, on behalf of the Growth Equity Fund and Raymond James & Associates, Inc. ("Raymond James") provides that, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the

     1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

             Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

     Item 28.   I. Business and Other Connections
                   of Investment Adviser
                   ------------------------------

             Heritage  Asset Management,  Inc.  is  a Florida  corporation  that offers investment management services. Heritage provides investment advisory services to the Small Cap Stock, Value Equity, and Growth Equity Funds of the Trust. Information as to the directors or officers of
     Heritage is included in its current Form ADV filed with the SEC (registration number 801-25067) and is incorporated by reference herein.

                   II.   Business and Other Connections of Subadviser
                         --------------------------------------------

             Raymond James is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. It is primarily in the financial services business. Awad & Associates is a division of RJA. Information as to the officers and directors of RJA and Awad is included in RJA's current Form ADV filed with the SEC (registration number 801-10418) and is incorporated by reference herein.

             Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle primarily is engaged in the investment advisory business. Information as to the officers and directors of Eagle is included in the current Form ADV filed with the SEC and is incorporated by reference herein.

     Item 29.      Principal Underwriter
                   ---------------------

             (a) Raymond James is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

             (b) The directors and officers of the Registrant's principal underwriter are:
                                 Positions & Offices          Position with
       Name                        with Underwriter             Registrant
       ----                      --------------------         -------------

       Thomas A. James      Chief Executive Officer,           Trustee
                            Director
       Robert F. Shuck      Executive V.P., Director           None

       Thomas S. Franke     President, Chief Operating         None
                            Officer, Director

       Lynn Pippenger       Secretary/Treasurer, Chief         None
                            Financial Officer, Director
       Dennis Zank          Executive VP of Operations         None
                            and Administration, Director

     Item 30.      Location of Accounts and Records
                   --------------------------------

             For the Small Cap Stock Fund, the Value Equity Fund and the Growth Equity Fund, the books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 ("1940 Act") are maintained by Heritage Asset Management, Inc. For the Eagle International Equity Portfolio, the books and other documents required by Rule 31a-1 under the 1940 act are maintained by the Portfolio's custodian, State Street Bank & Trust Company. Prior to March 1, 1994 the Trusts's Custodian maintained the required records for the Small Cap Stock Fund, except that Heritage maintained some or all of the records required by Rule 31a-1(b)(l), (2) and (8); and the Subadviser maintained some or all of the records required by Rule 31a-1(b) (2), (5), (6), (9), (10) and (11).

     Item 31.      Management Services
                   -------------------

             Not applicable.

     Item 32.      Undertakings
                   ------------

             Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES
                                     ----------

       Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on November 4, 1996. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                  HERITAGE SERIES TRUST

                                  By: /s/ Stephen G. Hill
                                      _______________________
                                      Stephen G. Hill
                                      President

     Attest:


     /s/ Donald H. Glassman
     ______________________________
     Donald H. Glassman, Treasurer

       Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                    Title                     Date
       ---------                    -----                     ----


       /s/ Stephen G. Hill        President          November 4, 1996
       --------------------
       Stephen G. Hill

       Thomas A. James*           Trustee            November 4, 1996
       --------------------
       Thomas A. James

       Richard K. Riess*          Trustee            November 4, 1996
       --------------------
       Richard K. Riess

       C. Andrew Graham*          Trustee            November 4, 1996
       --------------------
       C. Andrew Graham

       David M. Phillips*         Trustee            November 4, 1996
       --------------------
       David M. Phillips

       James L. Pappas*           Trustee            November 4, 1996
       --------------------
       James L. Pappas

       Donald W. Burton*          Trustee            November 4, 1996
       --------------------
       Donald W. Burton

       Eric Stattin*              Trustee            November 4, 1996
       --------------------
       Eric Stattin*

       --------------------       Treasurer          November 4, 1996
       Donald H. Glassman


       *By /s/ Donald H. Glassman
           ____________________________________
           Donald H. Glassman, Attorney-In-Fact

                                  INDEX TO EXHIBITS


     Exhibit
     Number             Description                                      Page
     -------            ------------                                     ----

     1                  Declaration of Trust*

     2                  Bylaws*

     3                  Voting trust agreement -- none

     4(a)(i)            Specimen security Small Cap Stock Fund
                        Class A**

      (a)(ii)           Specimen security Small Cap Stock Fund Class C**

      (b)(i)            Specimen security Value Equity Fund Class A**

      (b)(ii)           Specimen security Value Equity Fund Class C**

      (c)(i)            Specimen security Eagle International Equity
                        Portfolio Eagle Class**

      (c)(ii)           Specimen security Eagle International
                        Equity Portfolio Class A**

      (c)(iii)          Specimen security Eagle International
                        Equity Portfolio Class C**

      (d)(i)            Specimen security Growth Equity Fund Class A**

      (d)(ii)           Specimen security Growth Equity Fund
                        Class C**

     5(a)(i)            Investment Advisory and Administration
                        Agreement*

      (a)(ii)           Amended Schedule A relating to the
                        addition of the Value Equity Fund*

      (a)(iii)          Amended Schedule A relating to the
                        addition of the Growth Equity Fund*

      (b)               Investment Advisory and Administration
                        Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio*

      (c)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Raymond James &
                        Associates, Inc. relating to Small Cap Stock
                        Fund*

      (c)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

      (d)(i) Form of Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset
                        Management, Inc. relating to Value Equity
                        Fund*

      (d)(ii)           Amended Schedule A relating to the
                        addition of the Small Cap Stock Fund*

      (d)(iii)          Amended Schedule A relating to the
                        addition of the Growth Equity Fund*

      (e) Form of Subadvisory Agreement between Eagle Asset Management, Inc. and Martin Currie Inc. relating to Eagle International Equity
                        Portfolio*

     6                  Distribution Agreement*

     7                  Bonus, profit sharing or pension plans -- none

     8                  Form of Custodian Agreement*

     9(a)               Form of Transfer Agency and Service Agreement*

      (b)               Form of Fund Accounting and Pricing Service
                        Agreement*

     10                 Opinion and consent of counsel***

     11                 Accountants' consent -- none

     12                 Financial statements omitted from prospectus
                        -- none

     13                 Letter of investment intent*

     14                 Prototype retirement plan**

     15(a)(i)           Class A Plan pursuant to Rule 12b-1*

      (a)(ii)           Amended Schedule A relating to the
                        addition of the Value Equity Fund*

      (a)(iii) Amended Schedule A relating to the addition of the Growth Equity Fund*

      (a)(iv)           Amended Schedule A relating to the
                        addition of the Eagle International
                        Equity Portfolio*

      (b)(i)            Class C Plan pursuant to Rule 12b-1*

      (b)(ii)           Amended Schedule A relating to the
                        addition of the Growth Equity Fund*

      (b)(iii) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

      (c)               Eagle Class Plan pursuant to Rule 12b-1*

     16                 Performance Computation Schedule:

      (a)                    Small Cap Stock Fund*

      (b)                    Value Equity Fund**

      (c)                    Eagle International Equity Portfolio*

      (d)                    Growth Equity Fund**

     17                      Financial Data Schedule for Electronic Filers:

      (a)(i)            Growth Equity Fund - Class A (filed herewith)

      (a)(ii)           Growth Equity Fund - Class C (filed herewith)

     18                      Form of Plan pursuant to Rule
                             18f-3*

     * Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement, filed previously on December 1, 1995.

     **       To be filed by subsequent amendment.

     *** Incorporated by reference to the Trust's Rule 24f-2 Notice, filed previously on November 14, 1995.